21. Provision for decommissioning costs	12 Months Ended
Dec. 31, 2020
Fair Value Of Derivative Financial Assets (Liability)
Provision for decommissioning costs
21.	Provision for decommissioning costs
Non-current liabilities	2020	2019
Opening balance	17,460	15,133
Adjustment to provision	5,720	5,642
Transfers related to liabilities held for sale (*)	(519)	(3,071)
Payments made	(446)	(502)
Interest accrued	571	699
Others	15	3
Cumulative translation adjustment	(4,021)	(444)
Closing balance	18,780	17,460
(*) In 2019, it includes transfers to held for sale related to the Campos basin; concessions in Rio Grande do Norte and Bahia states; Frade and Baúna fields, as set out in note 24.

The estimates for abandonment and dismantling of oil and natural gas producing properties are revised annually at December 31 along with the annual process of oil and gas reserves certification and whenever an indication of significant change in the assumptions used in the estimates occurs.

In 2020, the revision of the provision resulted in an increase of US$ 5,720, reflecting the Strategic Plan 2021-2025 and the revision of technical assumptions. These are the main factors:

·	increase attributable to the devaluation of the Real against the US Dollar (from R$ 4.03 / US$ 1.00 in 2019, to R$ 5.20 / US$ 1.00 in 2020) , with a direct impact on dollar costs;
·	anticipation of timing the abandonments in some fields (mainly Tupi, Marlim Sul, Roncador and Jubarte);
·	reduction in the risk-adjusted discount rate from 4.22% p.a. in 2019 to 4.15% p.a. in 2020, due to an improvement in risk perception in the world panorama;
·	reduction due to the review of technical assumptions for wells and equipment.
21.1.	Accounting policy for decommissioning costs

The initial recognition of legal obligations to remove equipment and restore land or sea areas at the end of operations occurs after the technical and commercial feasibility of producing oil and gas in a field has been demonstrated. The calculations of the cost estimates for future environmental removals and recoveries are complex and involve significant judgments (as set out in note 4.6).

The estimates of decommissioning costs are reviewed annually based on current information on expected costs and recovery plans. When the revision of the estimates results in an increase in the provision for decommissioning costs, there is a corresponding increase in assets. Otherwise, in the event that a decrease in the liability exceeds the carrying amount of the asset, the excess shall be recognized immediately in profit or loss.

In the classification of non-current assets as held for sale, provisions for decommissioning costs related to these assets are also included. Any commitments assumed with future environmental removals and recoveries resulting from the sale of assets are recognized after the closing of the sale operation, in accordance with the contractual terms.